1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 31, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Managed Municipal Trust (the “Registrant”)
File Nos. 2-89016 and 811-3946
Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the form of Prospectus that would have been filed by the Registrant pursuant to Rule 497(c) under the Act does not differ from the form of Prospectus dated August 29, 2012 included in the Amendment, as filed electronically via EDGAR with the Commission on August 29, 2012.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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